Mercedes-Benz Auto Receivables
T
rust 2021-1

Amounts in USD
Investor Report
Collection Period Ended
31-Jan-2023
Dates
31-Jan-2023
Actual/360 Days
29
30/360 Days
30
15-Feb-2023
15-Feb-2023
Collection Period No.
17
Collection Period (from... to)
Determination Date
Record Date
Distribution Date
Interest Period of the Clas
s
A-1 Notes (from... to)
Interest Period of the Clas
s
A-2A, A-3 an
d
A-4 Notes (from... to)
1-Jan-2023
13-Feb-2023
14-Feb-2023
15-Feb-2023
17-Jan-2023
15-Jan-2023
Summary
Beginning
Balance
0.00
89,393,668.95
560,000,000.00
130,000,000.00
Principal
Payment
0.00
35,255,921.18
0.00
0.00
Ending
Balance
0.00
54,137,747.77
560,000,000.00
130,000,000.00
Clas
s
A-1
Notes
Clas
s
A-2
Notes
Clas
s
A-3
Notes
Clas
s
A-4 Notes
Principal per $1000
Fac
e
Amount
0.000000
62.957002
0.000000
0.000000
Initial
Balance
332,500,000.00
560,000,000.00
560,000,000.00
130,000,000.00
Note
Factor
0.000000
0.096675
1.000000
1.000000
779,393,668.95
744,137,747.77
35,255,921.18
T
otal Note Balance
1,582,500,000.00
Overcollateralization
Adjusted Pool Balance
Y
ield Supplement Overcollateralizatio
n
Amount
Pool Balance
40,576,974.05
819,970,643.00
16,054,983.44
836,025,626.44
40,576,974.05
784,714,721.82
15,228,749.57
799,943,471.39
40,578,961.98
1,623,078,961.98
34,735,936.60
1,657,814,898.58
Initial
Overcollateralizatio
n
Amount
T
arget
Overcollateralizatio
n
Amount
Current Overcollateralizatio
n
Amount
Amount
Percentage
2.50%
2.50%
2.50%
40,578,961.98
40,576,974.05
40,576,974.05
Clas
s
A-1
Notes
Clas
s
A-2
Notes
Clas
s
A-3
Notes
Clas
s
A-4 Notes
Interest
Rate
0.000000%
0.210000%
0.460000%
0.730000%
Interest Payment
0.00
15,643.89
214,666.67
79,083.33
Interest per
$1000 Fac
e
Amount
0.000000
0.027936
0.383333
0.608333
Interest & Principal
Payment
0.00
35,271,565.07
214,666.67
79,083.33
Interest & Principal Payment
per $1000 Fac
e
Amount
0.000000
62.984938
0.383333
0.608333
$35,565,315.07
T
otal
$309,393.89

Mercedes-Benz Auto Receivables
T
rust 2021-1

Amounts in USD
Investor Report
Collection Period Ended
31-Jan-2023
A
vailable Collections
Reserve Fund Dra
w
Amount
A
vailable Funds
Purchas
e
Amounts
Advances made by the Servicer
Investment Earnings
Principal Collections
Interest Collections
Net Liquidation Proceeds
Recoveries
38,102,752.80
0.00
38,102,752.80
34,901,047.10
2,586,429.02
308,278.91
193,404.30
0.00
0.00
113,593.47
(1)
T
otal Servicing Fee
Nonrecoverabl
e
Advances to the Servicer
(2)
T
otal Trustee Fees and an
y
Asset Representations Reviewer
fees (max. $250,000 p.a.)
696,688.02
0.00
0.00
309,393.89
0.00
0.00
35,255,921.18
0.00
0.00
(3) Interest Distributabl
e
Amount Clas
s
A Notes
(4) Priority Principal Distributabl
e
Amount
(5)
T
o Reserve Fund to reach the Reserve Fund Require
d
Amount
(6) Regular Principal Distributabl
e
Amount
(7) Additional Servicing Fee and Transition Costs
(8)
T
otal Trustee Fees and an
y
Asset Representations Reviewer
fees [not previously paid under (2)]
(9) Excess Collections to Certificateholders
T
otal Distribution
38,102,752.80
1,840,749.71
Distributions
A
vailable Funds
Distribution Detail
Paid
Shortfall
Due
T
otal Servicing Fee
T
otal Trustee Fee
696,688.02
0.00
0.00
0.00
696,688.02
0.00
Monthly Interest Distributabl
e
Amount
thereof on Clas
s
A-1 Notes
thereof on Clas
s
A-2 Notes
thereof on Clas
s
A-3 Notes
thereof on Clas
s
A-4 Notes
309,393.89
0.00
15,643.89
214,666.67
79,083.33
0.00
0.00
0.00
0.00
0.00
309,393.89
0.00
15,643.89
214,666.67
79,083.33
Interest Carryover Shortfal
l
Amount
thereof on Clas
s
A-1
Notes
thereof on Clas
s
A-2
Notes
thereof on Clas
s
A-3
Notes
thereof on Clas
s
A-4
Notes
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
309,393.89
309,393.89
0.00
Interest Distributabl
e
Amount Clas
s
A
Notes
Priority Principal Distributabl
e
Amount
Regular Principal Distributabl
e
Amount
0.00
35,255,921.18
0.00
0.00
0.00
35,255,921.18
Aggregate Principal Distributabl
e
Amount
35,255,921.18
35,255,921.18
0.00

Mercedes-Benz Auto Receivables
T
rust 2021-1

Amounts in USD
Investor Report
Collection Period Ended
31-Jan-2023
Reserve Fund and Investment Earnings
Investment Earnings
Reserve Fund
Reserve Fun
d
Amount - Beginning Balance
Reserve Fund Deficiency
Reserve Fun
d
Amount - Ending Balance
4,057,697.40
0.00
4,057,697.40
Reserve Fund Require
d
Amount
plus/minus change to meet Reserve Fund Require
d
Amount
plus Net Investment Earnings for the Collection Period
minus Net Investment Earnings
minus Reserve Fund Dra
w
Amount
Investment Earnings for the Collection Period
Net Investment Earnings on the Reserve Fund
Net Investment Earnings on the Collectio
n
Account
12,594.19
100,999.28
113,593.47
4,057,697.40
0.00
12,594.19
12,594.19
0.00
Notice to Investors

Mercedes-Benz Auto Receivables
T
rust 2021-1

Amounts in USD
Investor Report
Collection Period Ended
31-Jan-2023
Pool Statistics
Pool Data
3.64%
39.54
27.69
Cutoff Date Pool Balance
Amount
1,657,814,898.58
Pool Balance beginning of Collection Period
836,025,626.44
Principal Collections
Principal Collections attributable to Full Pay-offs
Principal Purchas
e
Amounts
Principal Gross Losses
Pool Balance end of Collection Period
W
eighte
d
A
verag
e
APR
799,943,471.39
31,868
32,465
W
eighte
d
A
verage Number of Remaining Payments
W
eighte
d
A
verage Seasoning (months)
As of Cutoff Date
Current
Number of Receivables
44,343
23,998,369.44
10,902,677.66
0.00
1,181,107.95
Pool Factor
48.25%
3.59%
55.46
9.86

Mercedes-Benz Auto Receivables
T
rust 2021-1

Amounts in USD
Investor Report
Collection Period Ended
31-Jan-2023
Delinquency Profile
(1) A receivable is not considered delinquent if the amount past due is less than
10% of the payment due under such receivable
31,868
31-60
Days
Delinquent
61-90
Days
Delinquent
91-120 Days Delinquent
T
otal
Current
99.33%
0.42%
0.17%
0.08%
100.00%
794,576,433.61
3,371,344.37
1,381,298.23
614,395.18
799,943,471.39
31,713
102
39
14
Delinquency Profile
(1)
Amount
Number of Receivables
Percentage
Delinquency
T
rigger
3.550%
60+ Delinquency Loans to EO
P
Aggregate Securitization
V
alue
0.249%
Delinquency Trigger occurred
No
Loss Statistics
A
verage Net Loss / (Gain)
14,956.46
Cumulative Principal Net Loss / (Gain) as % of Cutoff Date Pool Balance
Four Mont
h
A
verage
0.628%
Principal Net Loss / (Gain) as % of
A
verage Pool Balance (annualized):
4,950,589.35
689,756.79
Principal Net Loss / (Gain)
Principal Net Liquidation Proceeds
Principal Recoveries
Principal Gross Losses
35
331
Losses
(1)
Amount
1,181,107.95
307,100.73
184,250.43
Number of Receivables
Number of Receivables
Amount
11,791,930.04
4,284,311.70
2,557,028.99
Current
Cumulative
0.299%
(1) Losses include accounts that have been charged off with a balance remaining of less than
$50.
These accounts are excluded in the Number of Receivables count as they are not considered a charge-off
on a defaulted loan
.
Current Collection Period
1.012%
Prior Collection Period
0.163 % Second Prior
Collection
Period
0.587
%
Third
Prior
Collection
Period
0.752%